Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill

	December 31, 2013	December 31, 2012
Balance at beginning of the year	1,020.1	1,075.4
Translation adjustment	(174.6)	(55.3)

Balance at end of the year	845.5	1,020.1